Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
Schedule of Share Capital
	Ordinary shares – Class A	Ordinary shares – Class B	Total
	Number of shares	Number of shares	Number of shares	HK$	US$
Balance at January 1, 2023 and December 31, 2023	10,500,000	2,000,000	12,500,000	390,000	50,208
Adjustment of par value per share upon re-designated and re-classified of ordinary shares to capital reserve	—	—	—	(380,250)	(48,953)
Adjusted balance as at December 31, 2023	10,500,000	2,000,000	12,500,000	9,750	1,255
Issuance of Class A ordinary shares for debt conversion	597,856	—	597,856	466	60
Issuance of Class A ordinary shares for initial public offering, net of related expenses	1,426,750	—	1,426,750	1,113	144
Underwriters’ exercise of over-allotment option	99,765	—	99,765	78	10
Issuance of Class A ordinary shares for commitment fee	63,898	—	63,898	50	6
Balance as December 31, 2024	12,688,269	2,000,000	14,688,269	11,457	1,475